Estimates (Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Depreciation and depletion expense	$ 1,776	$ 1,457	$ 1,128
Capitalized interest, excluding AFUDC	$ 163	$ 113	$ 43